EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	May 31, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 50,280	$ 284,125	$ 328,563
Property plant and equipment gross	494,041	467,937		$ 3,000,000.0
Accumulated depreciation	$ 236,500	174,914		$ 900,000
Other assets		2,100,000
Cash consideration		600,000
Sale of property plant and equipment		$ 1,500,000